Preferred Stock [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding [Table Text Block]

	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016
	(in millions)
Preferred stock:
Class 5	¥390,000	¥(390,000)	¥—	¥—	¥—
Class 11	1	(1)	—	—	—

Total	¥390,001	¥(390,001)	¥—	¥—	¥—

Preferred Stock [Member]
Number of Shares Issued and Outstanding [Table Text Block]

	Outstanding at March 31, 2014	Net change	Outstanding at March 31, 2015	Net change	Outstanding at March 31, 2016
	(number of shares)
Preferred stock:
Class 5	156,000,000	(156,000,000)	—	—	—
Class 11	1,000	(1,000)	—	—	—

Total	156,001,000	(156,001,000)	—	—	—